Note 3 - Debt (Details Textual) - Citizens National Bank [Member] - Revolving Credit Facility [Member] - USD ($)	12 Months Ended
	Mar. 31, 2018	Dec. 11, 2017
Line of Credit Facility, Maximum Borrowing Capacity		$ 7,500,000
Line of Credit Facility, Interest Rate at Period End	4.20%
Debt Instrument, Minimum Threshold of Shareholders' Equity	$ 50,000,000
Debt Instrument, Debt to Shareholders' Equity Maximum Threshold, Percent	50.00%
Long-term Line of Credit, Total	$ 0
Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	(0.55%)